Document and Entity Information	Oct. 04, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001061027
Document Type	8-K
Document Period End Date	Oct. 04, 2023
Entity Registrant Name	VIRACTA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-51531
Entity Tax Identification Number	94-3295878
Entity Address, Address Line One	2533 S. Coast Hwy. 101
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Cardiff
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92007
City Area Code	(858)
Local Phone Number	400-8470
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	VIRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false